Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 502,684	$ 416,663
Amounts of financial assets offset on the balance sheet	96,692	77,582
Net amount of financial liabilities presented on the balance sheet	405,992	339,081
Impact of master netting agreements	98,914	57,203
Financial collateral pledged	285,580	271,638
Net amount	21,498	10,240
Amounts not subject to enforceable netting arrangements	21,967	14,731
Total amount recognized on the balance sheet	427,959	353,812
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	360,722	338,737
Amounts of financial assets offset on the balance sheet	94,203	77,028
Net amount of financial liabilities presented on the balance sheet	266,519	261,709
Impact of master netting agreements	293	101
Financial collateral pledged	265,822	261,135
Net amount	404	473
Amounts not subject to enforceable netting arrangements	7,428	492
Total amount recognized on the balance sheet	273,947	262,201
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	141,137	77,514
Amounts of financial assets offset on the balance sheet	2,185	314
Net amount of financial liabilities presented on the balance sheet	138,952	77,200
Impact of master netting agreements	98,610	57,101
Financial collateral pledged	19,758	10,503
Net amount	20,584	9,596
Amounts not subject to enforceable netting arrangements	14,539	14,239
Total amount recognized on the balance sheet	153,491	91,439
Other liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	825	412
Amounts of financial assets offset on the balance sheet	304	240
Net amount of financial liabilities presented on the balance sheet	521	172
Impact of master netting agreements	11	1
Financial collateral pledged
Net amount	510	171
Total amount recognized on the balance sheet	$ 521	$ 172